Disclosures on Individual Items of the Financial Statements (Details) - Schedule of development of intangible assets - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Carrying amounts [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of development of intangible assets [Line Items]
Beginning balance of carrying amounts	€ 15,337	€ 10,456
Ending balance of carrying amounts	17,038	15,337
Carrying amounts [Member] | Internally generated assets [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of development of intangible assets [Line Items]
Beginning balance of cost	15,249	10,426
Ending balance of cost	16,904	15,249
Carrying amounts [Member] | Software [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of development of intangible assets [Line Items]
Beginning balance of amortization	87	30
Ending balance of amortization	134	87
Cost [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of development of intangible assets [Line Items]
Beginning balance of carrying amounts	16,133	10,569
Ending balance of carrying amounts	20,142	16,133
Carrying amounts
Additions of carrying amounts	4,009	5,574
Disposals of carrying amounts		(10)
Cost [Member] | Internally generated assets [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of development of intangible assets [Line Items]
Beginning balance of cost	15,896	10,426
Ending balance of cost	19,801	15,896
Carrying amounts
Additions of cost	3,904	5,470
Disposals of cost
Cost [Member] | Software [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of development of intangible assets [Line Items]
Beginning balance of amortization	237	143
Ending balance of amortization	342	237
Carrying amounts
Additions of amortization	105	104
Disposals of amortization		(10)
Amortization [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of development of intangible assets [Line Items]
Beginning balance of carrying amounts	(797)	(113)
Ending balance of carrying amounts	(3,105)	(797)
Carrying amounts
Additions of carrying amounts	(2,308)	(683)
Amortization [Member] | Internally generated assets [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of development of intangible assets [Line Items]
Beginning balance of cost	(647)
Ending balance of cost	(2,897)	(647)
Carrying amounts
Additions of cost	(2,250)	(647)
Amortization [Member] | Software [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of development of intangible assets [Line Items]
Beginning balance of amortization	(150)	(113)
Ending balance of amortization	(208)	(150)
Carrying amounts
Additions of amortization	€ (58)	€ (36)